Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Deferred tax expense
Current tax expense
Total Income tax expense